Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Related Party Transactions

Note 5—Related Party Transactions

Founder Shares

Effective February 23, 2021, the Company issued 2,875,000 ordinary shares, par value $0.0001, to the Sponsor for $25,000, or approximately $0.009 per share, to cover certain offering costs. Up to 375,000 founder shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Simultaneously, the Company issued to EarlyBirdCapital, Inc. and its designees the 200,000 representative shares.

Upon consummation of the IPO, the Sponsor transferred 50,000 founder shares, with an aggregate fair value of $339,500, to one Anchor Investor for the same price originally paid for such shares (see Note 3). The excess of the fair value of the founder shares transferred over the original issuance price of $339,065 was accounted for as an offering cost with an offset to additional paid-in capital upon the IPO.

On October 20, 2021, the underwriters exercised the over-allotment option in full to purchase 1,500,000 Public Units. As a result, 375,000 founder shares were no longer subject to forfeiture.

On the date of the IPO, the founder shares were placed into an escrow account maintained in New York, New York by Continental Stock Transfer & Trust Company, acting as escrow agent. Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions set forth below) until 180 days following the date of the consummation of the initial Business Combination, or earlier, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The founder shares are identical to the ordinary shares included in the Units being sold in the IPO. However, the initial shareholders and officers and directors have agreed (A) to vote any shares owned by them in favor of any proposed Business Combination, (B) not to convert any shares in connection with a shareholder vote to approve a proposed initial Business Combination or sell any shares to the Company in a tender offer in connection with a proposed initial Business Combination and (C) that the founder shares will not participate in any liquidating distributions from the Trust Account upon winding up if a Business Combination is not consummated.

Promissory Note—Related Party

On March 1, 2021, the Company entered into a promissory note of an aggregate of $150,000. The loan was to be payable without interest on the earlier to occur of July 31, 2021, the consummation of the IPO, or the abandonment of the IPO.

On August 9, 2021, the Company entered into a Promissory Note Extension Agreement with the Sponsor to extend the maturity date of the promissory note from July 31, 2021 to November 30, 2021. The loans will be payable without interest on the earlier to occur of November 30, 2021, the consummation of the IPO, or the abandonment of the IPO.

On September 20, 2021, the Company amended the promissory note to increase the principal to $201,000.

The Company had borrowed $182,127 under such promissory note upon IPO, which was paid in full on October 18, 2021.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, initial shareholders, officers, directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company consummates an initial Business Combination, the Company would repay such loaned amounts; provided that up to $1,500,000 of such loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment.

On March 15, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $450,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On March 18, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of up to $64,945 for expenses paid by the Sponsor on behalf of the Company. As of December 31, 2022, the expenses paid by Sponsor on behalf of the Company totaled $53,609. On May 10, 2022, the Company borrowed an additional $11,336 under the promissory note. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On May 3, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $250,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On June 6, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $250,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On August 29, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $250,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On November 23, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $156,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

As of December 31, 2022 and September 30, 2022, the Company had $1,420,945 and $1,264,945 borrowings under the Working Capital Loans, respectively.

Administrative Service Fee

An affiliate of the Company’s Chief Operating Officer has agreed that, commencing on the effective date of the IPO through the earlier of the consummation of the initial Business Combination or the liquidation of the Trust Account, it will make available to the Company certain general and administrative services, including office space, utilities and administrative support, as the Company may require from time to time. The Company has agreed to pay $10,000 per month for these services. For the three months ended December 31, 2022 and December 31, 2021, the Company has incurred $30,000 and $25,000 in fees for these services, respectively. As of December 31, 2022 and September 30, 2022, the Company has accrued $145,000 and $115,000 of administrative service fees, which $145,000 and $115,000 is included in due to related party in the accompanying balance sheets, respectively.

Due to Related Party

For the three months ended December 31, 2022, the Company had incurred and paid $37,436 in related party transactions of which $22,500 and $14,936 is related to research and due diligence services provided and out of pocket expenses from the Sponsor, respectively. For the year ended September 30, 2022, the Company had incurred and paid $191,768 in related party transactions of which $35,000 is related to consulting services provided by an affiliate of the Company’s Chief Operating Officer and $87,500 and $69,268 is related to research and due diligence services provided and out of pocket expenses from the Sponsor, respectively.

Note 5—Related Party Transactions

Founder Shares

Effective February 23, 2021, the Company issued 2,875,000 ordinary shares, par value $0.0001, to the Sponsor for $25,000, or approximately $0.009 per share, to cover certain offering costs. Up to 375,000 founder shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Simultaneously, the Company issued to EarlyBirdCapital, Inc. and its designees the 200,000 representative shares.

Upon consummation of the IPO, the Sponsor transferred 50,000 founder shares, with an aggregate fair value of $339,500, to one Anchor Investor for the same price originally paid for such shares (see Note 3). The excess of the fair value of the founder shares transferred over the original issuance price of $339,065 was accounted for as an offering cost with an offset to additional paid-in capital upon the IPO.

On October 20, 2021, the underwriters exercised the over-allotment option in full to purchase 1,500,000 Public Units. As a result, 375,000 founder shares were no longer subject to forfeiture.

On the date of the IPO, the founder shares were placed into an escrow account maintained in New York, New York by Continental Stock Transfer & Trust Company, acting as escrow agent. Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions set forth below) until 180 days following the date of the consummation of the initial Business Combination, or earlier, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The founder shares are identical to the ordinary shares included in the Units being sold in the IPO. However, the initial shareholders and officers and directors have agreed (A) to vote any shares owned by them in favor of any proposed Business Combination, (B) not to convert any shares in connection with a shareholder vote to approve a proposed initial Business Combination or sell any shares to the Company in a tender offer in connection with a proposed initial Business Combination and (C) that the founder shares will not participate in any liquidating distributions from the Trust Account upon winding up if a Business Combination is not consummated.

Promissory Note—Related Party

On March 1, 2021, the Company entered into a promissory note of an aggregate of $150,000. The loan was to be payable without interest on the earlier to occur of July 31, 2021, the consummation of the IPO, or the abandonment of the IPO.

On August 9, 2021, the Company entered into a Promissory Note Extension Agreement with the Sponsor to extend the maturity date of the promissory note from July 31, 2021 to November 30, 2021. The loans will be payable without interest on the earlier to occur of November 30, 2021, the consummation of the IPO, or the abandonment of the IPO.

On September 20, 2021, the Company amended the promissory note to increase the principal to $201,000.

The Company had borrowed $182,127 under such promissory note upon IPO, which was paid in full on October 18, 2021. As of September 30, 2021, $175,827 was outstanding under such promissory note.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, initial shareholders, officers, directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company consummates an initial Business Combination, the Company would repay such loaned amounts; provided that up to $1,500,000 of such loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment.

On March 15, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $450,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On March 18, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of up to $64,945 for expenses paid by the Sponsor on behalf of the Company. As of September 30, 2022, the expenses paid by Sponsor on behalf of the Company totaled $53,609. On May 10, 2022, the Company borrowed an additional $11,336 under the promissory note. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On May 3, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $250,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On June 6, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $250,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

On August 29, 2022, the Company entered into a promissory note agreement with the Sponsor in the amount of $250,000. The promissory note would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

As of September 30, 2022 and 2021, the Company had $1,264,945 and $0 borrowings under the Working Capital Loans, respectively.

Administrative Service Fee

An affiliate of the Company’s Chief Operating Officer has agreed that, commencing on the effective date of the IPO through the earlier of the consummation of the initial Business Combination or the liquidation of the Trust Account, it will make available to the Company certain general and administrative services, including office space, utilities and administrative support, as the Company may require from time to time. The Company has agreed to pay $10,000 per month for these services. For September 30, 2022 and 2021, the Company has incurred $115,000 and $0 in fees for these services, respectively. As of September 30, 2022 and 2021, the Company has accrued $115,000 and $0 of administrative service fees, which is included in due to related party in the accompanying balance sheets, respectively.

Due to Related Party

As of September 30, 2022, the Company had $191,768 in related party transactions of which $35,000 is related to consulting services provided by an affiliate of the Company’s Chief Operating Officer and $87,500 and $69,268 is related to research and due diligence services provided and out of pocket expenses from the Sponsor, respectively.